Concentrations	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 15 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At December 31, 2020, cash in bank did not exceed the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through December 31, 2020.

Economic Concentrations

With respect to customer concentration, two customers accounted for approximately 53% and 38% of total sales for the three months ended December 31, 2020. One customer accounted for approximately 87% of sales for the three months ended December 31, 2019, (it should be noted this customer represents multiple locations formerly invoiced separately).

With respect to accounts receivable concentration, two customers accounted for 54% and 48% of total accounts receivable at December 31, 2020. Two customers accounted for approximately 75% and 21% of accounts receivable at September 30, 2020.

With respect to supplier concentration, two suppliers accounted for approximately 24% and 14% of total purchases for the three months ended December 31, 2020. One vendor accounted for 49% of total purchases, for the three months ended December 31, 2019.

With respect to accounts payable concentration, three suppliers accounted for approximately 15%, 13% and 11% of total accounts payable at December 31, 2020. Three suppliers accounted for, 14%, and 13% and 10% of total accounts payable at September 30, 2020.

With respect to foreign sales, approximately $0 for the three months ended December 31, 2020. Foreign sales totaled approximately $1,632 for the three months ended December 31, 2019.

NOTE 17 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At September 30, 2020, cash in bank did not exceed the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through September 30, 2020.

Economic Concentrations

With respect to customer concentration, two customers accounted for approximately 72%, and 11%, of total sales for the year ended September 30, 2020. Two customers accounted for approximately 52% and 14%, of total sales for the period ended September 30, 2019.

With respect to accounts receivable concentration, two customers accounted for approximately 75%, and 21%, of total accounts receivable at September 30, 2020. Two customers accounted for approximately 57% and 20% of total accounts receivable at September 30, 2019.

With respect to supplier concentration, one supplier accounted for approximately 22% of total purchases for the year ended September 30, 2020. Two suppliers accounted for approximately 18% each of total purchases for the year ended September 30, 2019.

With respect to accounts payable concentration, three suppliers accounted for approximately 14%, 13%, and 10% of total accounts payable at September 30, 2020. Three suppliers accounted for approximately 14%, 12%, and 12% of total accounts payable at September 30, 2019.

With respect to foreign sales, it totaled approximately $7,180 for the year ended September 30, 2020.